Off-balance Sheet Items - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 6,963,520	$ 9,027,701
Securities Held in Escrow	$ 465,282,723	$ 664,627,687